Segment Reporting - Condensed Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets	$ 25,436	$ 14,936
Total liabilities	22,139	16,543
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total assets	7,458	7,901
Total liabilities	11,780	15,599
Operating Segments [Member] | Las Vegas, NV [Member]
Segment Reporting Information [Line Items]
Total assets	14,145	8,590
Total liabilities	5,239	466
Operating Segments [Member] | Other U.S. [Member]
Segment Reporting Information [Line Items]
Total assets	6,865	1,581
Total liabilities	5,012	478
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total assets	(3,032)	(3,136)
Total liabilities	$ 108	$ 0